THE TREASURER'S FUND

                               SEMI-ANNUAL REPORT

                                APRIL 30, 2002(a)

TO OUR SHAREHOLDERS,

      Throughout the first quarter of 2002, there were numerous reports suggesting an unexpectedly vigorous turnaround of economic activity -- evidence indicating that the recession was likely to be shorter and far less severe than many had feared. The data had been so positive that Federal Reserve Board ("Fed") Chairman Alan Greenspan proclaimed, "recent evidence increasingly suggests that an economic expansion is already under way." By early March, evidence of the economy's strength was conclusive, with a surprise increase in Gross Domestic Product ("GDP") growth in the fourth quarter, in addition to an upward revision to fourth quarter productivity growth. The manufacturing sector rebounded in February 2002 after an 18-month tailspin, and the economy added 66,000 jobs, the first increase since July 2001. Other more recent, encouraging signs included resilience in the housing sector and consumer spending, a solid emerging upturn in the manufacturing sector and further stabilization in business capital investment.

      Despite these developments, there are still some areas where recent data has fallen short of expectations, suggesting that close monitoring is still necessary to fully measure the degree and pace of the recovery. Such downside surprises have included a lower revision to first quarter GDP and a less than expected rise in Consumer Confidence in May, suggesting consumers may be less optimistic about future employment and income opportunities. Labor market conditions have failed to improve at a satisfactory pace, which confirms that the job market remains weak. It also suggests that the unemployment rate is likely to drift higher. Lastly, the current volatile behavior of the stock market and the continuing erosion in equity prices may limit any future uptick in personal spending.

      While it is too soon to know for certain whether the positive trends have truly been established, many believe that "the tide has finally turned" and an unfolding economic recovery will prove to be heartier than generally expected. Against this backdrop the questions on the minds of many are: is it smooth sailing from here? And when will the Fed begin its tightening cycle? Leaving aside such nightmare scenarios as further terrorist attacks, or an escalating war in the Middle East, the main thought on the minds of market participants is the timing of future rate hikes.

      The Fed has made it clear that it seeks sustainable growth and appears unconcerned, for now, over potential inflationary pressures. Given the need to ensure that the recovery is on solid ground, the Fed is expected to be patient and await unmistakable evidence that capital investment and expanding employment have provided a foundation for the recovery. Therefore, Fed tightening is not as imminent as many were fearing just a few weeks ago.


-------------------------------------------
(a) The Fund's fiscal year ends October 31.

WWW.GABELLI.COM

      Please visit us on the Internet. The Gabelli Funds' homepage at http://www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com as reflected below.

                              WHO                    WHEN
                              ---                    ----
      Special Chats:          Mario J. Gabelli       First Monday of each month
                              Howard Ward            First Tuesday of each month

      In addition, every Wednesday will feature a different portfolio manager. The upcoming Wednesday chat schedule is as follows:

                              JUNE                   JULY                      AUGUST
                              ----                   ----                      ------
      1st Wednesday           Henry Van der Eb       Ivan Arteaga              Susan Byrne
      2nd Wednesday           Caesar Bryan           Caesar Bryan              Charles Minter & Martin Weiner
      3rd Wednesday           Ivan Arteaga           Lynda Calkin              Walter Walsh & Laura Linehan
      4th Wednesday           Barbara Marcin         Henry Van der Eb          Barbara Marcin
      5th Wednesday                                  Barbara Marcin


      All chat sessions start at 4:15 ET. Please arrive early, as participation is limited.

      You may sign up for our HIGHLIGHTS e-mail newsletter at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

      We thank you for your loyalty and, as always, pledge our best efforts on your behalf as we seek to provide you with competitive returns. Please call us at 1-800-GABELLI (1-800-422-3554) during the business day for further information.

                                                     Sincerely,
                                                     /S/ Judith A. Raneri

                                                     JUDITH A. RANERI
                                                     Portfolio Manager

May 30, 2002


 NOTE: The views expressed in this report reflect those of the portfolio manager, only through the end of the period stated in this report.The manager's views are subject to change at any time based on market and other conditions.

THE TREASURER'S FUND

DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        -- STATEMENT OF NET ASSETS -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                            CREDIT                MARKET
  AMOUNT                                                                                              RATINGS*               VALUE
  ------                                                                                              --------              -------

                      COMMERCIAL PAPER - 10.0%
   $10,000,000        General Electric Capital Corp., 1.800%, 05/17/02 ....................           P1/A1+             $ 9,992,000
    20,000,000        Grand Funding Corp., 1.780%, 05/28/02 ...............................           P1/A1+              19,973,300
    20,000,000        Three Rivers Funding Corp., 1.800%, 05/15/02 ........................           P1/A1/F1            19,986,000
                                                                                                                         -----------
                      TOTAL COMMERCIAL PAPER ....................................................................         49,951,300
                                                                                                                         -----------
                      ADJUSTABLE RATE SECURITIES - 11.8%
     4,600,000        California Housing Finance Agency Revenue Bond, Series 2000H, 1.850%,
                        05/01/02, FSA Insured, 02/01/17+                                              VMIG1/A1+            4,600,000
     5,000,000        Cleveland Ohio Airport System Revenue Bond, Series 1997E, 1.850%, ...
                        05/01/02, Letter of Credit - Toronto Dominion Bank, 01/01/20+ .....           VMIG1/A1+            5,000,000
    10,000,000        Florida Housing Finance Corp. Revenue Bond, Series 2002A, 1.850%, ...
                        05/02/02, AMBAC Insured, SPA - Dexia Credit Local, 01/01/47+ ......           VMIG1/A1+/F1+       10,000,000
     4,100,000        Greensboro Certificate of Participation, Series 1999B, 1.850%, ......
                        05/01/02, 12/01/15+                                                           VMIG1/A1             4,100,000
     3,900,000        Greensboro Housing Redevelopment General Obligation Unlimited
                      Revenue Bond, 1.850%, 05/01/02, Letter of Credit - Nation's Bank, 04/01/22+     VMIG1/A1+            3,900,000
     1,900,000        Health Insurance Plan of Greater New York Revenue Bond, Series 1990B-1,
                        2.100%, 05/01/02, Letter of Credit - Morgan Guaranty Trust, 07/01/16+         NR/A1+               1,900,000
     3,100,000        New Jersey Economic Development Authority Economic Development Revenue
                        Bond, MSNBC / CNBC, Series 1997A, 1.859%, 05/01/02, Letter of Credit -
                        Bayerische Hypo - und Vereinsbank AG, 10/01/21+ ...................           P1/A1+               3,100,000
     1,040,000        New Jersey Economic Development Authority Revenue Bond, Economic Growth,
                        Series 1994E-2, 2.100%, 05/02/02, Letter of Credit - LaSalle National Bank,
                        08/01/14+ .........................................................           NR/A1+               1,040,000
    19,200,000        New York State Housing Finance Agency Revenue Bond, 66 West 38th St.
                        Housing, Series 2000B, 1.900%, 05/01/02, Letter of Credit - Bayerische
                        Hypo - und Vereinsbank AG, 11/01/33+ ..............................           VMIG1/NR            19,200,000
     6,000,000        New York State Housing Finance Agency Revenue Bond, West 23rd St. Housing,
                        Series 2001B, 1.900%, 05/01/02, Letter of Credit - Bayerische Hypo -
                        und Vereinsbank AG, 11/01/33+ .....................................           VMIG1/NR             6,000,000
                                                                                                                        ------------
                      TOTAL ADJUSTABLE RATE SECURITIES ..........................................................         58,840,000
                                                                                                                        ------------
                      U.S. GOVERNMENT AGENCY MORTGAGES - 34.3%

    49,000,000        Federal Farm Credit Bank, 1.800% to 6.875%, 05/01/02 to 04/04/03 ....                               49,000,000
    80,150,000        Federal Home Loan Bank, 2.250% to 6.875%, 07/18/02 to 04/25/03 ......                               80,135,820
     5,000,000        Federal Home Loan Mortgage Corp., 2.300%, 11/27/02 ..................                                4,999,856
    10,000,000        Federal National Mortgage Assoc., 2.250% to 5.250%, 01/15/03 to 02/07/03                            10,103,158
     7,640,000        Student Loan Marketing Assoc., 2.450% to 2.700%, 02/28/03 to 04/25/03                                7,642,830
    20,000,000        Student Loan Marketing Assoc., 1.800%, 05/07/02, 09/19/02+ ..........                               20,000,000
                                                                                                                        ------------
                      TOTAL U.S. GOVERNMENT AGENCY MORTGAGES ....................................................        171,881,664
                                                                                                                        ------------
                      REPURCHASE AGREEMENTS - 43.8%
    60,000,000        ABN Amro, 1.900%, dated 04/30/02, due 05/01/02,
                        proceeds at maturity, $60,003,167 (a) .............................                               60,000,000
    50,000,000        Bear Stearns & Co., 1.920%, dated 04/30/02, due 05/01/02,
                        proceeds at maturity, $50,002,667 (b) .............................                               50,000,000
    14,155,518        Bear Stearns & Co., 1.860%, dated 04/30/02, due 05/01/02,
                        proceeds at maturity, $14,156,249 (c) .............................                               14,155,518
    95,000,000        Warburg Dillon Reed, 1.920%, dated 04/30/02, due 05/01/02,
                        proceeds at maturity, $95,005,067 (d) .............................                               95,000,000
                                                                                                                        ------------
                      TOTAL REPURCHASE AGREEMENTS ...............................................................        219,155,518
                                                                                                                        ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO
            -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                         MARKET
                                                                                                                          VALUE
                                                                                                                         ------

TOTAL INVESTMENTS (Cost $499,828,482) (e) ....................................                   99.9%                 $499,828,482
PAYABLE TO MANAGER ...........................................................                    0.0                      (128,546)
PAYABLE TO ADMINISTRATOR .....................................................                    0.0                       (36,073)
DIVIDENDS PAYABLE ............................................................                   (0.1)                     (157,564)
OTHER ASSETS AND LIABILITIES (NET) ...........................................                    0.2                       850,123
                                                                                                -----                  ------------
NET ASSETS (500,444,021 shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) ........................                  100.0%                 $500,356,422
                                                                                                =====                  ============
COMPOSITION OF NET ASSETS
Paid-in-capital ..............................................................                                         $500,362,884
Overdistributions of net investment income ...................................                                               (6,462)
                                                                                                                       ------------
NET ASSETS ...................................................................                                         $500,356,422
                                                                                                                       ============
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (473,535,265 shares outstanding) ...........................................................................             $1.00
                                                                                                                              =====
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (26,908,756 shares outstanding) ............................................................................             $1.00
                                                                                                                              =====

-------------------------------------------------------
  + Variable rate security. The short term date shown is the next rate change date.
(a) Collateralized by Federal National Mortgage Assoc., 5.500%, due 02/15/06, market value $61,339,375.
(b) Collateralized by Federal National Mortgage Assoc., 5.580%, due 11/15/16, market value $51,023,247.
(c) Collateralized by U.S. Treasury STRIPS, due 08/15/12, market value $14,439,366.
(d) Collateralized by Federal Home Loan Bank, 6.500%, due 08/14/09, market value $96,911,100.
(e)   Aggregate cost for Federal tax purposes.
  * Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.


                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO
                        -- STATEMENT OF NET ASSETS -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                            CREDIT                MARKET
  AMOUNT                                                                                              RATINGS*               VALUE
  ------                                                                                              --------              -------

                      SHORT-TERM MUNICIPAL OBLIGATIONS - 99.2%
                      ALABAMA - 1.7%
    $2,000,000        Phenix County Industrial Development Board Environmental Improvement
                        Revenue Bond, Mead Coated Board Project, Series 1993A, AMT, 1.700%,
                        05/01/02, Letter of Credit - Toronto Dominion Bank, 06/01/28+ .....           NR/A1+            $  2,000,000
     2,400,000        Stevenson Industrial Development Board Environmental Improvement Revenue
                        Bond, Mead Corp. Project, 1.570%, 05/01/02, Letter of Credit - Bank of
                        America NA, 11/01/16+ .............................................           NR/A1+               2,400,000
                                                                                                                        ------------
                      TOTAL ALABAMA .............................................................................          4,400,000
                                                                                                                        ------------
                      ARIZONA - 1.1%
     2,700,000        Scottsdale Industrial Development Authority Hospital Revenue Bond, Scottsdale
                        Memorial Health Systems, Series 1997B, 1.650%, 05/01/02, AMBAC Insured,
                        SPA - Credit Local de France, 09/01/22+ ...........................           VMIG1/A1+            2,700,000
                                                                                                                        ------------
                      CALIFORNIA - 0.6%
     1,500,000        California State Higher Education Loan Authority Inc. Student Loan Revenue
                        Bond, Series 1987C, AMT, 2.700%, Letter of Credit - Student Loan Marketing
                        Assoc., 07/01/02+ .................................................           VMIG1/A1+            1,500,000
                                                                                                                        ------------
                      COLORADO - 1.4%
     3,500,000        University Colorado Certificates of Participation, Series 1998A, 2.650%, 07/01/02,
                        Letter of Credit - Bayerische Landesbank, 07/01/18+ ...............           VMIG1/A1+            3,500,000
                                                                                                                        ------------
                      DELAWARE - 2.9%
     2,600,000        Delaware State Economic Development Authority Revenue Bond, Gas Facilities,
                        Delmarva Power & Light Co. Project, AMT, 1.750%, 05/01/02, 10/10/29+          VMIG1/A1             2,600,000
     2,000,000        Delaware State General Obligation Unlimited Revenue Bond, Series 2001A,
                        4.000%, 08/01/02 ..................................................           Aaa/AAA/AAA          2,007,564
     1,055,000        Delaware State Transportation Authority Transportation System Revenue Bond,
                        5.250%, AMBAC Insured, 07/01/02 ...................................           Aaa/AAA              1,060,864
     1,595,000        Delaware State Transportation Authority Transportation System Revenue Bond,
                        3.500%, FGIC Insured, 07/01/02 ....................................           Aaa/AAA/AAA          1,599,365
                                                                                                                        ------------
                      TOTAL DELAWARE ............................................................................          7,267,793
                                                                                                                        ------------
                      FLORIDA - 7.0%
     2,200,000        Collier County Health Facilities Authority Hospital Revenue Bond, Cleveland
                        Clinic Health System, 1.650%, 05/01/02, SPA - Bank One NA, 01/01/33+          VMIG1/A1             2,200,000
     2,000,000        Florida State Housing Finance Agency Revenue Bond, Ashley Lake II Housing,
                        Series 1989J, AMT, 1.630%, 05/01/02, Credit Support - Freddie Mac, 12/01/11+  VMIG1/NR             2,000,000
     2,200,000        Florida State Housing Finance Agency Revenue Bond, Huntington Multi-Family
                        Housing Project, Series1985GGG, 1.700%, 05/01/02, Letter of Credit -
                        Republic National Bank, 12/01/13+ .................................           NR/A1+               2,200,000
     2,800,000        Florida State Housing Finance Agency Revenue Bond, Oaks Multi-Family
                        Housing, Series 1990A, 1.540%, 05/01/02, Credit Support - Freddie Mac,
                        07/01/07+ .........................................................           NR/A1+               2,800,000
     4,100,000        Sunshine State Governmental Financing Commission Commercial Paper Revenue
                        Notes, Miami-Dade County Program, Series 2001G, AMT, 1.400%, FGIC
                        Insured, 05/07/02 .................................................           Aaa/AAA              4,100,000
       800,000        Sunshine State Governmental Financing Commission Commercial Paper Revenue
                        Notes, Miami-Dade County Program, Series 2001G, AMT, 1.400%, FGIC
                        Insured, 05/07/02 .................................................           Aaa/AAA                800,000
     3,000,000        Sunshine State Governmental Financing Commission Commercial Paper Revenue
                        Notes, Miami-Dade County Program, Series 2001G, AMT, 1.650%, FGIC
                        Insured, 06/10/02 .................................................           Aaa/AAA              3,000,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO
            -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                            CREDIT                MARKET
  AMOUNT                                                                                              RATINGS*               VALUE
  ------                                                                                              --------              -------

                      SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                      FLORIDA (CONTINUED)
     $ 600,000        Titusville Multi-Purpose Revenue Bond, 1.750%, 05/02/02, 01/01/25+ ..           VMIG1/NR          $    600,000
                                                                                                                        ------------
                      TOTAL FLORIDA .............................................................................         17,700,000
                                                                                                                        ------------
                      GEORGIA - 5.2%
     2,000,000        Bartow County Development Authority Pollution Control Revenue Bond, Georgia
                        Power Co. - Bowen Project, 1st Series, 1.750%, 05/01/02, 06/01/23+            VMIG1/NR/F1+         2,000,000
     3,740,000        Burke County Development Authority Pollution Control Revenue Bond, Oglethorpe
                        Power Corp. Project, Series 1993A, 1.650%, 05/01/02, FGIC Insured, SPA -
                        Bayerische Landesbank, 01/01/16+ ..................................           VMIG1/A1+/F1+        3,740,000
     1,100,000        DeKalb County Development Authority Revenue Bond, Metro Atlanta YMCA
                        Project, 1.700%, 05/01/02, Letter of Credit - Wachovia Bank of Georgia,
                        06/01/20+ .........................................................           NR/A1                1,100,000
     2,200,000        DeKalb County Water and Sewer Revenue Bond, 6.000%, 10/01/02 ........           Aa2/AA               2,241,187
     1,500,000        Hapeville Development Authority Industrial Development Revenue Bond,
                        Hapeville Hotel Ltd., 1.650%, 05/01/02, Letter of Credit - Bank of America NA,
                        11/01/15+ .........................................................           P1/NR                1,500,000
     2,500,000        Putnam County Development Authority Pollution Control Revenue Bond,
                        Georgia Power Co. Project, Branch Plant, 1.750%, 05/01/02, 03/01/24+          VMIG1/A1/F1+         2,500,000
                                                                                                                        ------------
                      TOTAL GEORGIA .............................................................................         13,081,187
                                                                                                                        ------------
                      IDAHO - 0.4%
     1,000,000        Idaho State Tax Anticipation Notes, 3.750%, 06/28/02 ................           MIG1/SP1+/F1+        1,001,780
                                                                                                                        ------------
                      ILLINOIS - 8.4%
     4,500,000        Chicago Board of Education Revenue Bond, Series 2000B, 1.700%, 05/02/02,
                        FSA Insured, SPA - Dexia Public Finance Bank, 03/01/32+ ...........           VMIG1/A1+/F1+        4,500,000
     1,700,000        Chicago Economic Development Revenue Bond, Crane Carton Co. Project, AMT,
                        1.850%, 05/01/02, Letter of Credit - Bankers Trust Co., 06/01/12+ .           NR/A1+               1,700,000
     1,200,000        Illinois State Development Finance Authority Pollution Control Revenue Bond,
                        A. E. Staley Mfg. Co. Project, 1.650%, 05/01/02, Letter of Credit - Rabobank
                        International, 12/01/05+ ..........................................           P1/NR                1,200,000
     1,000,000        Illinois State Educational Facilities Authority Revenue Bond, ACI / Cultural Pooled
                        Financing, 1.800%, 05/01/02, Letter of Credit - American National Bank &
                        Trust, 07/01/29+ ..................................................           NR/A1                1,000,000
     3,800,000        Illinois State Educational Facilities Authority Revenue Bond, Columbia College -
                      Chicago, 1.700%, 05/01/02, Letter of Credit - Harris Trust & Savings Bank,
                        06/01/30+ .........................................................           NR/A1+               3,800,000
     3,000,000        Illinois State Educational Facilities Authority Revenue Bond, National Louis
                        University, Series 1999A, 1.720%, 05/02/02, Letter of Credit - American
                        National Bank & Trust, 06/01/29+ ..................................           NR/A1                3,000,000
     1,000,000        Illinois State Health Facilities Authority Revenue Bond, Elmhurst Memorial
                        Health System, Series 1998A, 1.660%, 05/01/02, Liquidity Provider - Bank One
                        NA, 01/01/28+ .....................................................           VMIG1/NR             1,000,000
     2,170,000        Illinois State Housing Development Authority Revenue Bond, Camelot Multi-Family
                        Housing, AMT, 1.700%, 05/01/02, MBIA Insured, SPA - Bank One NA, 05/01/27+    VMIG1/A1             2,170,000
     2,800,000        Illinois State Housing Development Authority Revenue Bond, Illinois Center
                        Apartments, 1.540%, 05/01/02, Credit Support - Metropolitan Life Guaranty,
                        01/01/08+ .........................................................           VMIG1/A1+            2,800,000
                                                                                                                        ------------
                      TOTAL ILLINOIS ............................................................................         21,170,000
                                                                                                                        ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO
            -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                            CREDIT                MARKET
  AMOUNT                                                                                              RATINGS*               VALUE
  ------                                                                                              --------              -------

                      SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                      INDIANA - 2.1%
    $1,565,000        Indianapolis Local Public Improvement Revenue Bond, Series 2001A, 4.500%,
                        07/01/02 ..........................................................           NR/AA/AA          $  1,569,742
     3,800,000        Princeton Pollution Control Revenue Bond, PSI Energy Inc. Project, 1.650%,
                        05/01/02, Letter of Credit - Morgan Guaranty Trust, 04/01/22+ .....           VMIG1/A1+            3,800,000
                                                                                                                        ------------
                      TOTAL INDIANA .............................................................................          5,369,742
                                                                                                                        ------------
                      KENTUCKY - 1.6%
       870,000        Daviess County Exempt Facilities Revenue Bond, Kimberly-Clarke Tissue Project,
                        AMT, 1.800%, 05/01/02, 08/01/29+ ..................................           NR/A1+                 870,000
     2,000,000        Jefferson County Board of Education Revenue Anticipation Notes, Series 2001N,
                        3.500%, 06/28/02 ..................................................           MIG1/SP1+            2,002,944
     1,000,000        Kentucky Asset / Liability Commission General Fund Tax & Revenue Anticipation
                        Notes, Series 2001A, 4.000%, 06/26/02 .............................           MIG1/SP1+/F1+        1,002,199
                                                                                                                        ------------
                      TOTAL KENTUCKY ............................................................................          3,875,143
                                                                                                                        ------------
                      LOUISIANA - 2.6%
     4,500,000        East Baton Rouge Parish Pollution Control Revenue Bond, Exxon Mobil Corp.
                        Project, 1.600%, 05/01/02, 11/01/19+ ..............................           P1/A1+               4,500,000
     2,000,000        Louisiana State Public Facilities Authority Commercial Paper Revenue Notes,
                        Kenner Hotel Ltd., 1.250%, 05/20/02 ...............................           P1/NR                2,000,000
                                                                                                                        ------------
                      TOTAL LOUISIANA ...........................................................................          6,500,000
                                                                                                                        ------------
                      MARYLAND - 2.5%
     1,720,000        Baltimore Construction Public Improvement General Obligation Unlimited
                        Revenue Bond, Series 1991C, 6.200%, FGIC Insured, 10/15/02 ........           Aaa/AAA              1,756,837
     3,800,000        Montgomery County Housing Opportunities Commission Revenue Bond,
                        Common Housing,  Kensington Park - Issue II, 1.630%, 05/01/02,
                        MBIA Insured,  SPA - First National Bank,  07/01/28+ ...............          VMIG1/A1             3,800,000
       700,000        Northeast Maryland Waste Disposal Authority Resource Recovery Revenue
                        Bond, Harford County Resource, 1.550%, 05/01/02, AMBAC Insured, SPA -
                        Credit Local de France, 01/01/08+ .................................           VMIG1/A1+              700,000
                                                                                                                        ------------
                      TOTAL MARYLAND ............................................................................          6,256,837
                                                                                                                        ------------
                      MICHIGAN - 10.0%
     1,500,000        Cornell Township Economic Development Commercial Paper Revenue Notes,
                        Mead Escanaba Paper Co., 1.350%, Letter of Credit - Bank of America NA,
                        06/03/02 ..........................................................           NR/A1+               1,500,000
     1,500,000        Delta County Economic Development Corp. Environmental Improvement
                        Commercial Paper Revenue Notes, Mead Escanaba Paper Co., Series 1985A,
                        1.550%, Letter of Credit - Bank of Nova Scotia, 05/15/02 ..........           P1/NR                1,500,000
     1,500,000        Delta County Economic Development Corp. Environmental Improvement Revenue
                        Bond, Mead Escanaba Paper Co., Series 1985C, 1.650%, 05/01/02, Letter of
                        Credit - Bank of Nova Scotia, 12/01/23+ ...........................           P1/NR                1,500,000
     3,000,000        Michigan State Grant Anticipation Notes, Series 2001A, 1.650%, 05/01/02,
                        FSA Insured, SPA - Dexia Credit Local, 09/15/08+ ..................           VMIG1/A1+/F1+        3,000,000
     9,900,000        Michigan State Higher Education Student Loan Revenue Bond, Series 1988 XII-B,
                        AMT, 1.750%,  05/01/02,  AMBAC Insured,  SPA - Kredietbank NV, 10/01/13+      VMIG1/A1             9,900,000
     3,800,000        Michigan State Higher  Education Student Loan Revenue Bond, Series 1991 XII-F,
                        AMT, 1.750%, 05/01/02, AMBAC Insured, SPA - Kredietbank NV, 10/01/20+         VMIG1/NR             3,800,000
     4,000,000        Michigan State Housing Development Authority Limited Obligation Revenue
                        Bond, Laurel Valley Project, 1.780%, 05/01/02, Letter of Credit - Bank One
                        Michigan, 12/01/07+ ...............................................           VMIG1/NR             4,000,000
                                                                                                                        ------------
                      TOTAL MICHIGAN ............................................................................         25,200,000
                                                                                                                        ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO
            -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                            CREDIT                MARKET
  AMOUNT                                                                                              RATINGS*               VALUE
  ------                                                                                              --------              -------

                      SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                      MINNESOTA - 1.4%
    $2,000,000        Minneapolis & St. Paul Metropolitan Airports Commission Bond Anticipation Notes,
                        Series 2001A, 3.750%, 08/01/02 ....................................           NR/SP1+/F1+       $  2,004,669
     1,500,000        Rochester Health Care Facilities Commercial Paper Revenue Notes, Mayo
                        Foundation, Mayo Medical Center, Series 1992B, 1.300%, 05/01/02 ...           NR/A1+               1,500,000
                                                                                                                        ------------
                      TOTAL MINNESOTA ...........................................................................          3,504,669
                                                                                                                        ------------
                      MISSISSIPPI - 1.4%
     3,465,000        Mississippi State Capital Improvement General Obligation Unlimited Revenue
                        Bond, 4.000%, 11/01/02 ............................................           Aa3/AA/AA            3,501,544
                                                                                                                        ------------
                      MISSOURI - 1.3%
     3,340,000        Missouri State Development Financial Board Recreational Facilities Revenue
                        Bond, YMCA Greater St. Louis Project, Series 1998B, 1.700%, 05/02/02,
                        Letter of Credit - Bank of America NA, 09/01/02+ ..................           NR/A1+               3,340,000
                                                                                                                        ------------
                      NEVADA - 2.0%
       500,000        Clark County  Airport  Revenue Bond,  Sub Lien,  Series 2001A,
                        AMT, 1.700%,  05/01/02, FGIC Insured, SPA - Landesbank Baden -
                        Wuerttember, 07/01/36+ ............................................           VMIG1/A1+/F1+          500,000
     1,000,000        Clark County Highway Improvement Revenue Bond, Motor Vehicle Fuel Tax,
                        5.000%, AMBAC Insured, 07/01/02 ...................................           Aaa/AAA/AAA          1,003,883
     3,510,000        Clark County Improvement District Special Assessment Bond, Special
                        Improvement 128, Summerlin Centre Project, Series 2001A, 1.650%,
                        05/01/02, Letter of Credit - Bayerische Landesbank, 02/01/21+ .....           VMIG1/NR/F1          3,510,000
                                                                                                                        ------------
                      TOTAL NEVADA ..............................................................................          5,013,883
                                                                                                                        ------------
                      NEW HAMPSHIRE - 1.2%
     1,000,000        New Hampshire State Capital Improvement Revenue Bond, Series 1998A,
                        4.000%, 10/01/02 ..................................................           Aa2/AA+/AA+          1,010,427
     2,000,000        New Hampshire State Higher Education & Health Facilities Authority Revenue
                        Bond, New England Inc., Series 1985B, 1.750%, 05/01/02, AMBAC Insured,
                        12/01/25+ .........................................................           NR/A1                2,000,000
                                                                                                                        ------------
                      TOTAL NEW HAMPSHIRE .......................................................................          3,010,427
                                                                                                                        ------------
                      NEW JERSEY - 1.6%
     3,000,000        New Jersey State Tax & Revenue Anticipation Notes, Series 2001C, 3.000%,
                        06/14/02 ..........................................................           MIG1/SP1+/F1+        3,003,570
     1,000,000        New Jersey State Turnpike Authority Revenue Bond, Series 1991D, 1.600%,
                        05/01/02, FGIC Insured, Letter of Credit - Societe Generale, 01/01/18+        VMIG1/A1+/F1+        1,000,000
                                                                                                                        ------------
                      TOTAL NEW JERSEY ..........................................................................          4,003,570
                                                                                                                        ------------
                      NEW MEXICO - 0.3%
       700,000        Albuquerque Airport Revenue Bond, Sub Lien, Series 1996A , AMT, 1.750%,
                        05/01/02, Letter of Credit - Bayerische Landesbank, 07/01/17+ .....           VMIG1/A1+              700,000
                                                                                                                        ------------
                      NEW YORK - 5.9%
     1,600,000        Jay Street Development Corp., New York Courts Facility Lease Revenue Bond,
                        New York City Jay Street Project, Series 2001A-2, 1.550%, 05/01/02,
                        Letter of Credit - Landesbank Hessen Thurigen, 05/01/20+ ..........           VMIG1/A1+/F1+        1,600,000
     1,300,000        New York City General Obligation Unlimited Revenue Bond, Subseries 1993A-5,
                        1.650%, 05/01/02, Letter of Credit - KBC Bank NV, 08/01/16+ .......           VMIG1/A1             1,300,000
     1,300,000        New York City General Obligation Unlimited Revenue Bond, Subseries 1993A-10,
                        1.550%, 05/01/02, Letter of Credit - Morgan Guaranty Trust, 08/01/16+         VMIG1/A1+            1,300,000
     1,750,000        New York City General Obligation Unlimited Revenue Bond, Subseries 1993E-2,
                        1.550%, 05/01/02, Letter of Credit - Morgan Guaranty Trust, 08/01/20+         VMIG1/A1+/F1+        1,750,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO
            -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                            CREDIT                MARKET
  AMOUNT                                                                                              RATINGS*               VALUE
  ------                                                                                              --------              -------

                      SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                      NEW YORK (CONTINUED)
    $2,000,000        New York City Municipal Water Financial Authority Revenue Bond, Water and
                        Sewer System, Series 1992C, 1.650%, 05/01/02, FGIC Insured, 06/15/22+         VMIG1/A1+         $  2,000,000
     2,000,000        New York City Transitional Finance Authority Bond Anticipation Notes, Series 3,
                        2.750%, 11/13/02 ..................................................           NR/SP1+/F1+          2,008,628
       825,000        New York City Transitional Finance Authority Revenue Bond, Future Tax Secured,
                        Series 1998A-1, 1.600%, 05/01/02, SPA - Commerzbank AG, 11/15/26+ .           VMIG1/A1+/F1+          825,000
       740,000        New York City Transitional Finance Authority Revenue Bond, Future Tax Secured,
                        Subseries 1999B-3, 1.600%, 05/01/02, Liquidity Facility - First National Bank,
                        11/01/28+ .........................................................           VMIG1/A1+/F1+          740,000
     2,000,000        New York City Transitional Finance Authority Revenue Bond, New York City
                        Recovery Notes, Series 2001A, 3.250%, 10/02/02 ....................           MIG1/SP1+/F1+        2,009,249
     1,200,000        New York State Local Government Assistance Corp. Revenue Bond, Series
                        1995G, 1.600%, 05/01/02, Letter of Credit - Bank of Nova Scotia, 04/01/25+    VMIG1/A1             1,200,000
                                                                                                                        ------------
                      TOTAL NEW YORK ............................................................................         14,732,877
                                                                                                                        ------------
                      NORTH CAROLINA - 1.7%
     1,000,000        Durham Public Improvement Revenue Bond, 1.750%, 05/02/02, SPA - Wachovia
                        Bank of NC, 02/01/10+ .............................................           VMIG1/A1             1,000,000
     2,400,000        East Carolina University Athletic Department Revenue Bond, Dowdy-Ficklen
                        Stadium Project, 1.750%, 05/01/02, Letter of Credit - Wachovia Bank, 05/01/17+VMIG1/A1             2,400,000
     1,000,000        North Carolina State Educational Facilities Finance Agency Revenue Bond,
                       Elon College, 1.700%, 05/01/02, Letter of Credit - Bank of America NA,
                        01/01/19+ .........................................................           VMIG1/A1+            1,000,000
                                                                                                                        ------------
                      TOTAL NORTH CAROLINA ......................................................................          4,400,000
                                                                                                                        ------------
                      OHIO - 0.9%
     2,335,000        Ohio State Water Development Authority Revenue Bond, Environmental Mead
                        Co., Series 1986B, 1.570%, 05/01/02, Letter of Credit - Bank of America NA,
                        11/01/15+ .........................................................           NR/A1+               2,335,000
                                                                                                                        ------------
                      OREGON - 1.9%
     3,450,000        Port of Portland Pollution Control Revenue Bond, Reynold Metals Co., 1.570%,
                        05/01/02, Letter of Credit - San Paolo Bank, 12/01/09+ ............           P1/NR                3,450,000
     1,370,000        Port of Portland Special Obligation Revenue Bond, Horizon Air Industries Inc.
                        Project, 1.650%, 05/01/02, Letter of Credit - Bank of America NA, 06/15/27+   NR/A1+               1,370,000
                                                                                                                        ------------
                      TOTAL OREGON ..............................................................................          4,820,000
                                                                                                                        ------------
                      PENNSYLVANIA - 6.4%
     2,750,000        Delaware County Industrial Development Authority Airport Facilities Revenue
                        Bond, United Parcel Service Project, 1.570%, 05/01/02, 12/01/15+ ..           NR/A1+               2,750,000
     2,100,000        Delaware Valley Regional Finance Authority Local Government Revenue Bond,
                        Series 1985A, 1.700%, 05/01/02, Letter of Credit - Credit Suisse First Boston,
                        12/01/19+ .........................................................           VMIG1/A1+            2,100,000
     2,000,000        Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
                        Bond, Series 1997A, AMT, 1.800%, 05/01/02, AMBAC Insured, SPA - Mellon
                        Bank NA, 03/01/27+ ................................................           VMIG1/A1+            2,000,000
     2,500,000        Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
                        Bond, Series 2001A, AMT, 1.800%, 05/01/02, AMBAC Insured, SPA - Lloyds
                        TSB Bank, 06/01/31+ ...............................................           VMIG1/A1+            2,500,000
     6,700,000        Philadelphia Water & Wastewater Revenue Bond, Series 1997B, 1.700%,
                        05/01/02, AMBAC Insured, SPA - Commerzbank AG, 08/01/27+ ..........           VMIG1/A1/F1          6,700,000
                                                                                                                        ------------
                      TOTAL PENNSYLVANIA ........................................................................         16,050,000
                                                                                                                        ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO
            -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                            CREDIT                MARKET
  AMOUNT                                                                                              RATINGS*               VALUE
  ------                                                                                              --------              -------

                      SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                      PUERTO RICO - 0.8%
    $2,000,000        Puerto Rico Commonwealth Tax & Revenue Anticipation Notes, 3.000%, 07/30/02     MIG1/SP1+         $  2,004,475
                                                                                                                        ------------
                      SOUTH CAROLINA - 1.5%
     2,600,000        South Carolina State Educational Facilities Authority Revenue Bond, Furman
                        University Project, Series 1996B, 1.750%, 05/02/02, MBIA Insured, SPA -
                        Wachovia Bank of SC, 10/01/26+ ....................................           VMIG1/NR/F1+         2,600,000
     1,010,000        South Carolina State Ports Authority Revenue Bond, AMT, 4.100%, FSA Insured,
                        07/01/02 ..........................................................           Aaa/AAA/AAA          1,013,686
                                                                                                                        ------------
                      TOTAL SOUTH CAROLINA ......................................................................          3,613,686
                                                                                                                        ------------
                      TENNESSEE - 5.6%
     1,200,000        Clarksville Public Building Authority Revenue Bond, Pooled Financing, Tennessee
                        Municipal Bond Fund, 1.700%, 05/02/02, Letter of Credit - Bank of America
                        NA, 10/01/25+ .....................................................           NR/A1+               1,200,000
     2,500,000        Hamilton County Revenue Bond, Tennessee Aquarium Project, 1.700%,
                        05/02/02, Letter of Credit - NationsBank of Georgia, 07/01/21+ ....           NR/A1+               2,500,000
     7,550,000        Memphis Center City Finance Corp. Revenue Bond, Multi-Family Housing,
                        Arbors of Harbor Town Project, 1.700%, 05/01/02, Credit Support - NW
                        Mutual Life Insurance Co., 04/01/13+ ..............................           NR/A1+               7,550,000
     1,000,000        Metropolitan Government, Nashville and Davidson County Health and Education
                        Facilities Board Commercial Paper Revenue Notes, Ascension Health Credit,
                        Series 2001B-1, 1.650%, 07/02/02 ..................................           VMIG1/A1+/AA         1,000,000
     1,895,000        Sullivan County Industrial Development Board Pollution Control Revenue Bond,
                        Mead Corp. Project, 1.570%, 05/01/02, Letter of Credit - Union Bank of
                        Switzerland, 10/01/16+ ............................................           NR/A1+               1,895,000
                                                                                                                        ------------
                      TOTAL TENNESSEE ...........................................................................         14,145,000
                                                                                                                        ------------
                      TEXAS - 6.3%
       530,000        College Station Utility System Revenue Bond, 4.000%, FSA Insured, 02/01/03      Aaa/AAA                537,843
     1,800,000        Harris County Industrial Development Corp. Solid Waste Disposal Revenue
                        Bond, Exxon Mobil Corp. Project, AMT, 1.700%, 05/01/02, 04/01/32+ .           VMIG1/A1+            1,800,000
     4,600,000        North Central Texas Health Facilities Development Corp. Revenue Bond,
                        Presbyterian Medical Center Project, Series 1985C, 1.660%, 05/01/02,
                        MBIA Insured,  SPA - Chase Manhattan Bank, 12/01/15+ ..............           VMIG1/A1+            4,600,000
     2,000,000        Port  Arthur  Navigation  District  Commercial  Paper Revenue Notes, BASF Corp.
                        Project, Series 2000A, 1.350%, 05/03/02 ...........................           P1/Aa3               2,000,000
     1,800,000        South Texas Higher Education Authority Inc. Revenue Bond, AMT, 1.750%,
                        05/01/02, MBIA Insured, SPA - Student Loan Marketing Assoc., 12/01/03+        VMIG1/NR             1,800,000
     5,100,000        Texas State Tax & Revenue Anticipation Notes, Series 2001A-L32, 3.750%,
                        08/29/02 ..........................................................           MIG1/SP1+/F1+        5,137,481
                                                                                                                        ------------
                      TOTAL TEXAS ...............................................................................         15,875,324
                                                                                                                        ------------
                      UTAH - 1.2%
     1,050,000        Morgan County Solid Waste Disposal Revenue Bond, Holnam Inc. Project, AMT,
                        1.760%, 05/01/02, Letter of Credit - Wachovia Bank NA, 08/01/31+ ..           VMIG1/A1             1,050,000
     2,000,000        Utah State General Obligation Unlimited Revenue Bond, Series 1998A, 5.000%,
                        07/01/02 ..........................................................           Aaa/AAA/AAA          2,007,865
                                                                                                                        ------------
                      TOTAL UTAH ................................................................................          3,057,865
                                                                                                                        ------------
                      VIRGINIA - 4.2%
     1,325,000        Capital Region Airport Commission Airport Revenue Bond, Richmond
                        International Airport Project, Series 1995B, 1.700%, 05/01/02, AMBAC
                        Insured, SPA - Dexia Public Finance Bank, 07/01/25+ .....................     VMIG1/A1+            1,325,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO
            -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                            CREDIT                MARKET
  AMOUNT                                                                                              RATINGS*               VALUE
  ------                                                                                              --------              -------

                      SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                      VIRGINIA (CONTINUED)
    $2,405,000        Fairfax County Public Improvement Revenue Bond, Series 1994A, Prerefunded,
                        5.500%, 06/01/02, Credit Support - State Aid Withholding, 06/01/08 (b)        Aaa/AAA/AAA       $  2,501,563
     2,285,000        Fairfax County Water Authority Water Revenue Bond, 3.500%, 04/01/03 .           Aa1/AAA/AAA          2,322,154
     1,000,000        Halifax County Industrial Development Authority Industrial Development Revenue
                        Bond, O'Sullivan Industries Inc., AMT, 1.900%, 05/02/02, Letter of Credit -
                        Wachovia Bank NA, 10/01/08+ .......................................           NR/F1                1,000,000
     1,505,000        Norfolk Industrial Development Authority Industrial Development Revenue Bond,
                        James Barry-Robinson Institute, 1.700%, 05/02/02, Letter of Credit - Bank of
                        America NA, 10/01/06+ .............................................           NR/A1+               1,505,000
     1,875,000        Virginia State Public School Authority Revenue Bond, Series 1998A, 4.100%,
                        08/01/02 ..........................................................           Aa1/AA+/AA+          1,887,471
                                                                                                                        ------------
                      TOTAL VIRGINIA ............................................................................         10,541,188
                                                                                                                        ------------
                      WASHINGTON - 0.7%
     1,785,000        Port Bellingham Industrial Development Corp. Industrial Development Revenue
                        Bond, Sauder Woodcraft Corp. Project, 1.750%, 05/01/02, Letter of Credit -
                        Bank of America National Trust & Savings, 12/01/14+ ...............           Aa1/NR               1,785,000
                                                                                                                        ------------
                      WEST VIRGINIA - 0.8%
     2,100,000        West Virginia State Hospital Finance Authority Hospital Revenue Bond, VHA
                        Mid-Atlantic, Series 1985H, 1.750%, 05/01/02, AMBAC Insured, 12/01/25+        NR/A1/AAA            2,100,000
                                                                                                                        ------------
                      WISCONSIN - 1.6%
     2,000,000        Milwaukee Revenue Anticipation Notes, Series 2001B, 3.250%, 08/29/02            MIG1/SP1+/F1+        2,005,149
     2,000,000        Wisconsin State General Obligation Unlimited Revenue Bond, Series 2001C,
                        4.000%, 05/01/02 ..................................................           Aa3/AA               2,000,000
                                                                                                                        ------------
                      TOTAL WISCONSIN ...........................................................................          4,005,149
                                                                                                                        ------------
                      WYOMING - 3.0%
     3,550,000        Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                        Series 1984B, 1.570%, 05/01/02, 11/01/14+ .........................           P1/A1+               3,550,000
     1,315,000        Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                        Series 1984D, 1.570%, 05/01/02, 11/01/14+ .........................           P1/A1+               1,315,000
     1,800,000        Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                        Series 1987A, AMT, 1.700%, 05/01/02, Exxon Corp. Credit Support: GTY
                        Agreement, 07/01/17+ ..............................................           P1/A1+               1,800,000
     1,000,000        Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp. Project,
                        Series 1987B, AMT, 1.700%, 05/01/02, Exxon Corp. Credit Support: GTY
                        Agreement, 07/01/17+ ..............................................           P1/A1+               1,000,000
                                                                                                                        ------------
                      TOTAL WYOMING .............................................................................          7,665,000
                                                                                                                        ------------
                      TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS ....................................................        249,727,139
                                                                                                                        ------------

                See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO
            -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                            MARKET
                                                                                                                             VALUE
                                                                                                                            ------
TOTAL INVESTMENTS (Cost $249,727,139) (a) .................................................           99.2%            $249,727,139
PAYABLE TO MANAGER ........................................................................            0.0                  (61,000)
PAYABLE TO ADMINISTRATOR ..................................................................            0.0                  (17,122)
DIVIDENDS PAYABLE .........................................................................           (0.1)                 (62,020)
OTHER ASSETS AND LIABILITIES (NET) ........................................................            0.9                2,211,153
                                                                                                      -----            ------------
NET ASSETS (251,838,848 shares of capital stock outstanding,
   $0.001 par value, two billion shares authorized) .......................................          100.0%            $251,798,150
                                                                                                     =====             ============
COMPOSITION OF NET ASSETS
Paid-in-capital ...........................................................................                            $251,798,150
                                                                                                                       ------------
NET ASSETS ................................................................................                            $251,798,150
                                                                                                                       ============
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (247,626,041 shares outstanding) ...........................................................................             $1.00
                                                                                                                              =====
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (4,212,807 shares outstanding) .............................................................................             $1.00
                                                                                                                              =====

-------------------------------------------------------
  + Variable rate security. The short term date shown is the next rate change date.
(a)  Aggregate cost for Federal tax purposes.
(b)  Prerefunded security. The short-term date shown is the next prerefund date.
  *  Credit ratings issued by Moody's Investors Services Inc., Standard &
     Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.

                See accompanying notes to financial statements.

THE TREASURER'S FUND

U.S. TREASURY MONEY MARKET PORTFOLIO
                        -- STATEMENT OF NET ASSETS -- APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                              MARKET
     AMOUNT                                                                                                                 VALUE
  ----------------------------                                                                                             ------
                      U.S. GOVERNMENT OBLIGATIONS - 51.8%
   $25,000,000        U.S. Treasury Bill, 1.700%++, 05/23/02 ..............................                            $ 24,974,028
    20,000,000        U.S. Treasury Notes, 6.125% to 6.250%, 07/31/02 to 08/31/02 .........                              20,249,641
                                                                                                                       ------------
                      TOTAL U.S. GOVERNMENT OBLIGATIONS .........................................................        45,223,669
                                                                                                                       ------------
                      REPURCHASE AGREEMENTS - 48.0%
     9,000,000        ABN AMRO, 1.870%, dated 04/30/02, due 05/01/02,
                        proceeds at maturity, $9,000,468 (a) ....................................                         9,000,000
    15,936,258        Bear Stearns & Co., 1.860%, dated 04/30/02, due 05/01/02,
                        proceeds at maturity, $15,937,081 (b) ...................................                        15,936,258
    17,000,000        Warburg Dillon Reed, 1.870%, dated 04/30/02, due 05/01/02,
                        proceeds at maturity, $17,000,883 (c) ...................................                        17,000,000
                                                                                                                       ------------
                      TOTAL REPURCHASE AGREEMENTS ...............................................................        41,936,258
                                                                                                                       ------------
TOTAL INVESTMENTS (Cost $87,159,927) (d) ..................................................           99.8%            $ 87,159,927
PAYABLE TO MANAGER ........................................................................            0.0                  (21,580)
PAYABLE TO ADMINISTRATOR ..................................................................            0.0                   (6,060)
DIVIDENDS PAYABLE .........................................................................            0.0                  (23,855)
OTHER ASSETS AND LIABILITIES (NET) ........................................................            0.2             $    220,124
                                                                                                     -----             ------------
NET ASSETS (87,329,492 shares of capital stock outstanding,
   $0.001 par value, three billion shares authorized) .....................................          100.0%            $ 87,328,556
                                                                                                     =====             ============
COMPOSITION OF NET ASSETS
Paid-in-capital ...........................................................................                            $ 87,329,514
Overdistributions of net investment income ................................................                                  (2,125)
Accumulated net realized gain on investments ..............................................                                   1,167
                                                                                                                       ------------
NET ASSETS ................................................................................                            $ 87,328,556
                                                                                                                       ============
SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (83,147,408 outstanding shares) ............................................................................             $1.00
                                                                                                                              =====
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (4,182,084 outstanding shares) .............................................................................             $1.00
                                                                                                                              =====

----------------------------------------------------
 ++   Represents annualized yield at date of purchase.
(a) Collateralized by U.S. Treasury Bond, 11.250%, due 02/15/15, market value $9,208,946.
(b) Collateralized by U.S. Treasury Bond, 3.875%, due 04/15/29, market value $4,550,272 and U.S. Treasury STRIPS, due 11/15/26, market value $11,705,649.
(c) Collateralized by U.S. Treasury Bond, 7.250%, due 08/15/22, market value $17,388,452.
(d)   Aggregate cost for Federal tax purposes.

                See accompanying notes to financial statements.

THE TREASURER'S FUND

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              DOMESTIC PRIME              TAX EXEMPT               U.S. TREASURY
                                                               MONEY MARKET              MONEY MARKET              MONEY MARKET
                                                                 PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                              --------------             ------------              -----------
INVESTMENT INCOME:
   Interest ...............................................       $5,585,415               $2,114,518               $  822,206
                                                                  ----------               ----------               ----------
EXPENSES:
   Investment advisory fees ...............................          792,354                  398,351                  133,189
   Administration fees ....................................          219,375                  110,396                   36,915
   Distribution fees ......................................          562,637                  300,583                   97,685
   Shareholder services fees ..............................          107,472                   18,098                   15,192
   Custodian fees .........................................           43,104                   22,156                   18,208
   Legal and audit fees ...................................           32,933                   16,031                    4,911
   Directors' fees ........................................           17,182                    7,635                    2,940
   Registration fees ......................................           35,710                   22,116                   12,899
   Shareholder communications expenses ....................           32,126                    9,337                    4,706
   Miscellaneous expenses .................................            9,588                    4,656                    3,218
                                                                  ----------               ----------               ----------
   TOTAL EXPENSES .........................................        1,852,481                  909,359                  329,863
                                                                  ----------               ----------               ----------
   Expense reimbursement ..................................         (301,445)                (136,472)                 (51,234)
   Custodian fee credits ..................................              --                    (1,452)                      --
                                                                  ----------               ----------               ----------
   TOTAL NET EXPENSES .....................................        1,551,036                  771,435                  278,629
                                                                  ----------               ----------               ----------
   NET INVESTMENT INCOME ..................................        4,034,379                1,343,083                  543,577
                                                                  ----------               ----------               ----------
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................            9,166                   39,196                    9,838
                                                                  ----------               ----------               ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...       $4,043,545               $1,382,279               $  553,415
                                                                  ==========               ==========               ==========

                See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             DOMESTIC PRIME                   TAX EXEMPT                      U.S. TREASURY
                                         MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                                   --------------------------------   -----------------------------   -----------------------------
                                   SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                     APRIL 30, 2002     OCTOBER  31,   APRIL 30, 2002   OCTOBER  31,    APRIL 30,2002   OCTOBER 31,
                                     (UNAUDITED)           2001         (UNAUDITED)        2001          (UNAUDITED)         2001
                                   ----------------     -----------     -------------   ------------    -------------   ------------
OPERATIONS:
Net investment income .............    $  4,034,379    $ 20,478,435    $  1,343,083    $  6,180,715     $    543,577    $ 3,567,652
Net realized gain (loss)
 on investments ...................           9,166          46,832          39,196         (13,306)           9,838         89,115
                                       ------------   -------------    ------------    ------------     ------------    -----------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .....       4,043,545      20,525,267       1,382,279       6,167,409          553,415      3,656,767
                                       ------------   -------------    ------------    ------------     ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
    Money Market Class ............      (3,802,151)    (18,644,430)     (1,318,731)     (6,050,543)        (515,718)    (3,376,373)
    Cash Management Class .........        (232,228)     (1,834,005)        (24,352)       (130,172)         (27,859)      (191,279)
                                       ------------   -------------    ------------    ------------     ------------    -----------
                                         (4,034,379)    (20,478,435)     (1,343,083)     (6,180,715)        (543,577)    (3,567,652)
                                       ------------   -------------    ------------    ------------     ------------    -----------
   Net realized gain on
    investment transactions
    Money Market Class ............          (8,631)        (44,094)        (23,088)          --             (13,328)       (79,679)
    Cash Management Class .........            (535)         (2,738)           (102)          --                (660)        (4,119)
                                       ------------   -------------    ------------    ------------     ------------    -----------
                                             (9,166)        (46,832)        (23,190)          --             (13,988)       (83,798)
                                       ------------   -------------    ------------    ------------     ------------    -----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS   (4,043,545)    (20,525,267)     (1,366,273)     (6,180,715)        (557,565)    (3,651,450)
                                        -----------     -----------     -----------     -----------      -----------     ----------
CAPITAL SHARE TRANSACTIONS
   ($1.00 PER SHARE)
   Proceeds from shares issued
    Money Market Class ............     747,139,478   1,510,973,741     341,225,259     680,978,392       83,796,978    195,654,241
    Cash Management Class .........      16,964,793      47,053,310      13,533,159      21,416,092       20,586,341     50,796,902
                                       ------------   -------------    ------------    ------------     ------------    -----------
                                        764,104,271   1,558,027,051     354,758,418     702,394,484      104,383,319    246,451,143
                                       ------------   -------------    ------------    ------------     ------------    -----------
   Proceeds from reinvestment
    of dividends

    Money Market Class ............       3,879,123      18,374,036       1,349,247       6,049,470          545,395      3,460,400
    Cash Management Class .........         236,157       1,846,119          22,997         122,709           25,273        143,535
                                       ------------   -------------    ------------    ------------     ------------    -----------
                                          4,115,280      20,220,155       1,372,244       6,172,179          570,668      3,603,935
                                       ------------   -------------    ------------    ------------     ------------    -----------
   Cost of shares redeemed
    Money Market Class ............    (847,299,730) (1,313,968,735)   (361,457,602)   (636,644,170)     (92,922,666)  (184,022,808)

    Cash Management Class .........     (27,818,646)    (54,799,997)    (12,881,724)    (24,029,838)     (20,882,248)   (50,800,291)
                                       ------------   -------------    ------------    ------------     ------------    -----------
                                       (875,118,376) (1,368,768,732)   (374,339,326)   (660,674,008)    (113,804,914)  (234,823,099)
                                       ------------   -------------    ------------    ------------     ------------    -----------
   Net increase (decrease)
    in net assets from
    share transactions ............    (106,898,825)   (209,478,474)    (18,208,664)     47,892,655       (8,850,927)    15,231,979
                                       ------------   -------------    ------------    ------------     ------------    -----------
   NET INCREASE (DECREASE)

    IN NET ASSETS .................    (106,898,825)   (209,478,474)    (18,192,658)     47,879,349       (8,855,077)    15,237,296

NET ASSETS:

   Beginning of period ............     607,255,247     397,776,773     269,990,808     222,111,459       96,183,633     80,946,337
                                       ------------   -------------    ------------    ------------     ------------    -----------
   End of period ..................    $500,356,422   $ 607,255,247    $251,798,150    $269,990,808     $ 87,328,556    $96,183,633
                                       ------------   -------------    ------------    ------------     ------------    -----------

                See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for each share class of capital stock outstanding throughout each period indicated:

                                                 OPERATING PERFORMANCE                         DISTRIBUTIONS TO SHAREHOLDERS
                                     ----------------------------------------------            -----------------------------
                                                          Net
                     Net Asset                         Realized and                                                   Net
                      Value,          Net              Unrealized          Total from            Net                Realized
Period Ended        Beginning      Investment            Gain on           Investment         Investment             Gain on
 April 30,          of Period        Income            Investments         Operations           Income             Investments
------------        ----------     ----------         ------------         ----------         ----------           -----------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
   2002(f)           $1.00           $0.008             $0.000(c)            $0.008            $(0.008)            $(0.000)(c)
   2001               1.00            0.041              0.000(c)             0.041             (0.041)             (0.000)(c)
   2000               1.00            0.055              0.000(c)             0.055             (0.055)             (0.000)(c)
   1999               1.00            0.045                 --                0.045             (0.045)                --
   1998               1.00            0.050                 --                0.050             (0.050)                --
   1997               1.00            0.050                 --                0.050             (0.049)             (0.001)

CASH MANAGEMENT CLASS
   2002(f)           $1.00           $0.008             $0.000(c)            $0.008            $(0.008)            $(0.000)(c)
   2001               1.00            0.044              0.000(c)             0.044             (0.044)             (0.000)(c)
   2000(a)            1.00            0.030              0.000(c)             0.030             (0.030)             (0.000)(c)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
   2002(f)           $1.00           $0.005                 --               $1.005            $(0.005)                 --
   2001               1.00            0.026                 --                1.026             (0.026)                 --
   2000               1.00            0.035                 --                1.035             (0.035)                 --
   1999               1.00            0.027                 --                1.027             (0.027)                 --
   1998               1.00            0.030                 --                1.031             (0.030)                 --
   1997               1.00            0.031                 --                1.031             (0.031)                 --
CASH MANAGEMENT CLASS
   2002(f)           $1.00           $0.006                 --               $1.006            $(0.006)                 --
   2001               1.00            0.027                 --                1.027             (0.027)                 --
   2000(a)            1.00            0.019                 --                1.019             (0.019)                 --


                                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                                          AND SUPPLEMENTAL DATA
                                                                         -----------------------------------------------------
                                                                                             Ratio of Net             Ratio of
                                    Net Asset                              Net Assets,         Investment             Operating
                                     Value,                                 End of              Income               Expenses
Period Ended         Total           End of                Total            Period            to Average            to Average
 April 30,        Distributions      Period               Return+          (in 000's)          Net Assets          Net Assets(d)
------------       ----------       --------             --------          ----------          ----------          -------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
   2002(f)         $(0.008)           $1.00                  0.88%         $473,448               1.52%(b)            0.71%(b)(e)
   2001             (0.041)            1.00                  4.31           569,728               4.09                0.59
   2000             (0.055)            1.00                  5.68           354,350               5.55                0.59
   1999             (0.045)            1.00                  4.65           415,941               4.55                0.50
   1998             (0.050)            1.00                  5.15           357,850               5.03                0.54
   1997             (0.050)            1.00                  5.19           280,339               4.99                0.52

CASH MANAGEMENT CLASS
   2002(f)         $(0.008)           $1.00                  0.94%         $ 26,909               1.62%(b)            0.49%(b)
   2001             (0.044)            1.00                  4.42            37,527               4.41                0.49
   2000(a)          (0.030)            1.00                  3.04            43,427               5.62(b)             0.52(b)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
   2002(f)         $(0.005)           $1.00                  0.65%         $247,585               1.01%(b)            0.69%(b)(e)
   2001             (0.026)            1.00                  2.65           266,453               2.58                0.56
   2000             (0.035)            1.00                  3.52           216,082               3.47                0.53
   1999             (0.027)            1.00                  2.71           195,580               2.67                0.49
   1998             (0.030)            1.00                  3.08           213,590               3.04                0.50
   1997             (0.031)            1.00                  3.12           192,834               3.07                0.53
CASH MANAGEMENT CLASS
   2002(f)         $(0.006)           $1.00                  0.70%         $  4,213               1.12%(b)            0.46%(b)
   2001             (0.027)            1.00                  2.75             3,538               2.74                0.46
   2000(a)          (0.019)            1.00                  1.93             6,029               3.54(b)             0.46(b)

--------------------------------------------------------------
   + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
  (a) From commencement of offering on May 1, 2000.
  (b) Annualized.
  (c) Amount represents less than $0.0005 per share.
  (d) For the Tax Exempt Money Market Portfolio, operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the year ended October 31, 2001, 2000, 1999, 1998 and 1997 were 0.56%,
      0.53%, 0.48%, 0.48% and 0.52%, respectively.
  (e) For the Money Market Class, the ratios do not include a reduction of expenses for the advisor reimbursement. Including such advisor reimbursement, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be .59% and .58%, respectively.
  (f) For the six month period ended April 30, 2002; unaudited.

                See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for each share class of capital stock outstanding throughout each period indicated:

                                                 OPERATING PERFORMANCE                         DISTRIBUTIONS TO SHAREHOLDERS
                                     ----------------------------------------------            -----------------------------
                                                          Net
                     Net Asset                         Realized and                                                   Net
                      Value,          Net              Unrealized          Total from            Net                Realized
Period Ended        Beginning      Investment            Gain on           Investment         Investment             Gain on
 April 30,          of Period        Income            Investments         Operations           Income             Investments
------------        ----------     ----------         ------------         ----------         ----------           -----------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET PORTFOLIO
   2002(e)           $1.00           $0.006                $0.000            $0.006            $(0.006)            $(0.000)(c)
   2001               1.00            0.039                 0.001             0.040             (0.039)             (0.001)
   2000               1.00            0.052                 0.000(c)          0.052             (0.052)             (0.000)(c)
   1999               1.00            0.042                   --              0.042             (0.042)                --
   1998               1.00            0.048                 0.001             0.049             (0.048)             (0.001)
   1997               1.00            0.047                 0.001             0.048             (0.047)             (0.001)
CASH MANAGEMENT CLASS
   2002(e)           $1.00           $0.007                $0.000            $0.007            $(0.007)            $(0.000)(c)
   2001               1.00            0.042                 0.001             0.043             (0.042)             (0.001)
   2000(a)            1.00            0.028                 0.000(c)          0.028             (0.028)             (0.000)(c)

                                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                                          AND SUPPLEMENTAL DATA
                                                                         -----------------------------------------------------
                                                                                             Ratio of Net             Ratio of
                                    Net Asset                               Net Assets,        Investment             Operating
                                     Value,                                  End of              Income               Expenses
Period Ended         Total           End of                Total             Period            to Average            to Average
 April 30,        Distributions      Period               Return+           (in 000's)         Net Assets          Net Assets(d)
------------      -------------      ------               -------           ----------         ----------          -------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET PORTFOLIO
   2002(e)           $(0.006)         $1.00                  0.75%          $83,146               1.22%(b)            0.75%(b)(f)
   2001               (0.040)          1.00                  4.12            91,731               3.88                0.60
   2000               (0.052)          1.00                  5.28            76,634               5.11                0.65
   1999               (0.042)          1.00                  4.34           108,893               4.19                0.56
   1998               (0.049)          1.00                  5.03           110,879               4.83                0.51
   1997               (0.048)          1.00                  4.91            85,204               4.74                0.61(d)
CASH MANAGEMENT CLASS
   2002(e)           $(0.007)         $1.00                  0.81%           $4,182               1.32%(b)            0.52%(b)
   2001               (0.043)          1.00                  4.22             4,453               4.16                0.51
   2000(a)            (0.028)          1.00                  2.81             4,312               5.17(b)             0.59(b)

-----------------------------------------------------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) From commencement of offering on May 1, 2000.
 (b) Annualized.
 (c) Amount represents less than $0.0005 per share.
 (d) Operating expense ratios after custodian fee credits on securities lending income for the year ended October 31, 1997 was 0.60%.
 (e) For the six month period ended April 30, 2002; unaudited.
 (f) For the Money Market Class, the ratios do not include a reduction of expenses for the advisor reimbursement. Including such advisor reimbursement, the expense ratio for the U.S. Treasury Money Market Class would be 0.63%.

                See accompanying notes to financial statements.

THE TREASURER'S FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "New Class of Shares" or "Cash Management Class") or (ii) the Domestic Prime Money Market Class, the Tax Exempt Money Market Class and the U.S. Treasury Money Market Class, (the "Existing Class of Shares" or "Money Market Class"). The New Class of Shares is identical to the Existing Class of Shares except that the Existing Class of Shares are offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Advisor"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is received.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Portfolio, timing differences and differing characterization of distributions

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

--------------------------------------------------------------------------------

made by a Portfolio.  The tax character of the distributions paid during the six
month   period   ended  April  30,  2002  were  the  same.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Advisor. The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the equivalent amount of interest earned by the Custodian on such uninvested cash balances. For financial reporting purposes for the six months ended April 30, 2002, custodian fee credits were $1,452. There was no effect on net investment income. The Portfolio could have invested such amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

As of October 31, 2001, the Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $2,700 and $13,306 expiring in 2007 and 2008, respectively.

PROVISION FOR INCOME TAXES. Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Advisor which provides that the Fund will pay the Advisor a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Advisor provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC, (the "Administrator") serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule:
(i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of aggregate average daily net assets of the Fund over $1 billion. As of January 1, 2002, the Adviser has agreed to limit expenses by waiving a portion of their fee for the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio. The Money Market class, of the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio, has an expense cap of 0.60%, 0.60% and 0.65%, respectively. For the four months ended April 30, 2002, the Adviser reimbursed the Fund's Money Market class in the amount of $301,445, $136,472 and $51,234 for the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

                              The Treasurer's Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   (Net Asset Value may be obtained daily by calling
                          1-800-GABELLI after 6:00 P.M.)

                       BOARD OF DIRECTORS

Anthony J. Colavita                   Karl Otto Pohl
ATTORNEY-AT-LAW                       FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.             DEUTSCHE BUNDESBANK

Arthur V. Ferrara                     Anthony R. Pustorino
FORMER CHAIRMAN AND                   CERTIFIED PUBLIC ACCOUNTANT
CHIEF EXECUTIVE OFFICER               PROFESSOR EMERITUS,
GUARDIAN LIFE INSURANCE               PACE UNIVERSITY
COMPANY OF AMERICA

Mary E. Hauck                         Werner J. Roeder, MD
(RETIRED) SENIOR PORTFOLIO MANAGER    MEDICAL DIRECTOR
GABELLI-O'CONNOR FIXED INCOME         LAWRENCE HOSPITAL
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD                 Anthonie C. van Ekris
PHYSICIAN, AUTHOR AND LECTURER        MANAGING DIRECTOR
GENERAL PARTNER OF KBS PARTNERSHIP    BALMAC INTERNATIONAL, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                           OFFICERS

Ronald S. Eaker                       Judith A. Raneri
PRESIDENT AND                         SECRETARY, TREASURER AND
CHIEF INVESTMENT OFFICER              PORTFOLIO MANAGER

Henley L. Smith                       Bruce N. Alpert
VICE PRESIDENT AND                    VICE PRESIDENT
INVESTMENT OFFICER

                         DISTRIBUTOR
                   Gabelli & Company, Inc.

                         CUSTODIAN
                   Custodial Trust Company

                        LEGAL COUNSEL
             Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

THE
TREASURER'S
FUND,
INC.

Money Market Portfolios
-----------------------
Domestic Prime
Tax Exempt
U.S. Treasury

                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 2002
GAB TRS AR02 SR